Line of credit	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Line of credit

The Company has a $50,000 operating line of credit with Pilot Bank, which provides for working capital financing, and is secured by all assets of the Company. The line of credit is renewable annually. Interest at a rate of 6.25% is due monthly. The outstanding balance on the line of credit was $49,660 at November 30, 2011.